WARRANTS (Details Narrative) - USD ($)		1 Months Ended							3 Months Ended							6 Months Ended		12 Months Ended
	Jan. 20, 2022	May 31, 2022	Apr. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	May 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Warrants to purchase				64,788	10,590				64,788	10,590	12,500						12,500	64,788
Sale of stock number of shares issued in transaction									1,008	10,902	25,000
Warrant term									2024-12		2026-05
Warrant exercise price per share				$ 44.00					$ 44.00		$ 44.00						$ 44.00	$ 44.00
Warrants outstanding											$ 87,249						$ 87,249
Shares vested				150	625	150	625			150	150
Stock Issued During Period, Value, New Issues											$ 600,000		$ 106,000					$ 1,573,000
Exercise of warrants shares												26,250
SharesIssued												16,250
Common shares issued for services									$ 21,960					$ 23,300	$ 15,000	$ 51,750	$ 430,427	$ 540,136	$ 36,800
Common shares issued for services, shares									500			16,250		3,125	3,750
Expected term										10 years		5 years	3 years			5 years
Share price					$ 45.60					$ 45.60
Expected volatility rate										35.13%						44.12%
Exercise price					44.00					$ 44.00
Expected dividend rate										1.47%
Shares issued for cash, shares									32,898	10,902	25,000		21,250
Stock issued during period shares exercise of warrants												16,250
Convertible Senior Secured Note [Member]
Warrant exercise price per share																				$ 0.0001
Two Peoples [Member]
Warrants to purchase													16,875						16,875
Warrant outstanding amount													$ 44,135						$ 44,135
Share price													$ 12.00						$ 12.00
Exercise price													$ 20.00						$ 20.00
Subsequent Event [Member]
Shares vested	625	625	150
Legal Services [Member]
Warrants to purchase											7,500						7,500
Warrant outstanding amount											$ 155,717						$ 155,717
Minimum [Member]
Warrant exercise price per share				$ 36.00	60.00				$ 36.00	$ 60.00	$ 80.00						$ 80.00	$ 36.00
Minimum [Member] | Two Peoples [Member]
Expected volatility rate													30.22%
Expected dividend rate													0.08%
Maximum [Member]
Warrant exercise price per share				$ 60.00	$ 56.00				$ 60.00	$ 56.00	40.00	$ 20.00					40.00	$ 60.00
Maximum [Member] | Two Peoples [Member]
Expected volatility rate													109.96%
Expected dividend rate													0.11%
Maximum [Member] | Legal Services [Member]
Warrant exercise price per share											$ 40.00						$ 40.00
Common Stock [Member]
Warrants to purchase				1,008	10,590				1,008	10,590		26,250	11,375					1,008	11,375	57,142
Warrant exercise price per share													$ 20.00						$ 20.00
Warrant outstanding amount													$ 54,555						$ 54,555	$ 900,000
Stock Issued During Period, Value, New Issues									$ 523,000	$ 425,000		$ 525,000						$ 7
Common shares issued for services								$ 7,400	$ 21,960								$ 2	$ 2
Common shares issued for services, shares								2,500	500							2,500	19,287	21,787	4,250
Warrants description												100							the Company in conjunction with the issuance of short-term debt at the rate of 2.5 warrants for each $100 loaned
Shares issued for cash, shares									32,898			26,250						68,802
Warrant [Member]
Warrants to purchase				63,780	2,500				63,780	2,500	2,500	2,750					2,500	63,780
Sale of stock number of shares issued in transaction									31,890
Warrant term									2024-12	2024-07
Warrant exercise price per share					$ 49.60					$ 49.60			$ 20.00						$ 20.00
Warrant outstanding amount					$ 34,382					$ 34,382	$ 51,906	$ 9,533					$ 51,906
Stock Issued During Period, Value, New Issues									$ 25,000
Common shares issued for services												$ 325,000
Shares issued for cash, shares									1,008
Warrants [Member]
Warrants to purchase												12,500
Warrant exercise price per share												$ 20.00
Warrant outstanding amount												$ 40,600
Warrants [Member] | Minimum [Member]
Share price												$ 16.00
Expected volatility rate												60.51%
Exercise price												$ 20.00
Expected dividend rate												0.09%
Warrants [Member] | Minimum [Member] | Black Scholes [Member]
Exercise price												$ 0.0001
Warrants [Member] | Maximum [Member]
Share price												$ 40.00
Expected volatility rate												31.56%
Exercise price												$ 80.00
Expected dividend rate												0.83%